Income Tax (Details) - Schedule of reconciliation of income tax expense - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of reconciliation of income tax expense [Abstract]
Loss before income taxes	$ (40,056,965)	$ (32,022,203)	$ (11,853,527)
Tax loss at the PRC statutory tax rate of 25%	(9,611,948)	(7,470,202)	(2,874,005)
Non-deductible items	7,353,006	5,046,957	5,013,636
Non-taxable items	(853,004)	(388,109)	(3,538,631)
Change in valuation allowance	1,764,787	1,281,472	1,054,992
Effect of different tax rates in other jurisdictions	178,444	526,348	17,221
Effect of 15% preferential rate for certain PRC subsidiaries	1,168,715	1,003,534	252,778
Prior year over provision		70,992
Income tax benefit (expense)		$ 70,992	$ (74,009)